Investments - Sources of Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Net Investment Income [Line Items]
Other investment expenses on funds withheld assets									$ (89,000)		$ (84,000)		$ (94,000)
Net investment income excluding funds withheld assets	$ 378,000	$ 335,000	$ 355,000	$ 398,000	$ 493,000	$ 472,000	$ 450,000	$ 537,000	1,466,000	[1]	1,952,000	[1]	2,044,000
Net investment income	$ 695,000	$ 648,000	$ 719,000	$ 658,000	$ 797,000	$ 771,000	$ 744,000	$ 828,000	2,720,000	[1]	3,140,000	[1]	2,836,000
Debt securities
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									1,108,000		1,063,000		1,579,000
Equity securities
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									(25,000)		8,000		(4,000)
Mortgage loans
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									284,000		319,000		365,000
Policy loans
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									70,000		73,000		79,000
Limited partnerships
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									74,000		559,000		105,000
Other invested assets
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									44,000		14,000		14,000
Total investment income excluding funds withheld assets
Net Investment Income [Line Items]
Total investment income excluding funds withheld assets									1,555,000		2,036,000		2,138,000
Funds withheld assets
Net Investment Income [Line Items]
Other investment expenses on funds withheld assets									(85,000)		(107,000)		(66,000)
Net investment income									$ 1,254,000		$ 1,188,000		$ 792,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.